Share-based compensation - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,261	$ 1,619	[1]
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,328	1,059
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	696	560
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	121	0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 116	$ 0

[1]	Please refer to Note 4 for retrospective change of accounting policy.